BNY Mellon Short-Term U.S. Government Securities Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 96.4%
Municipal Securities — .4%
Connecticut, GO, Ser. A	0.92	6/1/2025	250,000	250,000
U.S. Government Agencies Collateralized Mortgage Obligations — 8.9%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3780, Cl. AV(a)	4.00	4/15/2031	175,295	174,004
Federal Home Loan Mortgage Corp., REMIC, Ser. 3810, Cl. QB(a)	3.50	2/15/2026	27,751	27,600
Federal Home Loan Mortgage Corp., REMIC, Ser. 3816, Cl. HA(a)	3.50	11/15/2025	52,152	51,955
Federal Home Loan Mortgage Corp., REMIC, Ser. 3820, Cl. TB(a)	3.50	3/15/2026	52,441	52,148
Federal Home Loan Mortgage Corp., REMIC, Ser. 3909, Cl. NG(a)	4.00	8/15/2026	110,311	109,787
Federal Home Loan Mortgage Corp., REMIC, Ser. 3964, Cl. QA(a)	3.00	11/15/2026	69,467	68,652
Federal Home Loan Mortgage Corp., REMIC, Ser. 4020, Cl. PC(a)	1.75	3/15/2027	19,997	19,687
Federal Home Loan Mortgage Corp., REMIC, Ser. 4216, Cl. KC(a)	1.75	6/15/2028	148,433	145,197
Federal Home Loan Mortgage Corp., REMIC, Ser. 4287, Cl. AB(a)	2.00	12/15/2026	60,436	58,749
Federal Home Loan Mortgage Corp., REMIC, Ser. 4313, Cl. ME(a)	3.00	4/15/2039	412,577	401,885
Federal Home Loan Mortgage Corp., REMIC, Ser. 4386, Cl. AB(a)	3.00	9/15/2029	28,894	28,665
Federal Home Loan Mortgage Corp., REMIC, Ser. 4569, Cl. DV(a)	3.00	8/15/2027	456,293	449,850
Federal Home Loan Mortgage Corp., REMIC, Ser. 5058, Cl. CD(a)	1.00	6/15/2027	88,631	87,196
Federal National Mortgage Association, REMIC, Ser. 2011-88, Cl. M(a)	3.50	9/25/2026	14,700	14,623
Federal National Mortgage Association, REMIC, Ser. 2012-148, Cl. DC(a)	1.50	1/25/2028	223,218	217,431
Federal National Mortgage Association, REMIC, Ser. 2012-78, Cl. KB(a)	1.75	7/25/2027	61,735	60,272
Federal National Mortgage Association, REMIC, Ser. 2012-98, Cl. YM(a)	1.50	9/25/2027	197,844	192,423
Federal National Mortgage Association, REMIC, Ser. 2013-137, Cl. V(a)	3.50	10/25/2028	59,830	58,940
Federal National Mortgage Association, REMIC, Ser. 2013-30, Cl. DA(a)	1.75	4/25/2028	82,819	80,358
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. MP(a)	1.75	5/25/2028	278,206	269,493
Federal National Mortgage Association, REMIC, Ser. 2014-34, Cl. LC(a)	2.50	6/25/2029	58,547	57,678
Federal National Mortgage Association, REMIC, Ser. 2020-28, Cl. V(a)	3.50	2/25/2048	218,829	216,705
Government National Mortgage Association, Ser. 2010-6, Cl. AB	3.00	11/20/2039	82,982	82,156
Government National Mortgage Association, Ser. 2012-101, Cl. MA	2.50	5/20/2040	183,373	180,129
Government National Mortgage Association, Ser. 2016-23, Cl. KA	3.82	1/20/2031	19,819	19,588
Government National Mortgage Association, Ser. 2022-152, Cl. BC	3.00	10/20/2035	1,066,186	1,051,131
Government National Mortgage Association, Ser. 2022-87, Cl. A	3.50	1/20/2040	748,999	740,832
Government National Mortgage Association, Ser. 2022-90, Cl. KB	3.00	9/20/2044	973,213	935,133
				5,852,267
U.S. Government Agencies Collateralized Municipal-Backed Securities — 28.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC03, Cl. A2(a)	3.50	1/25/2026	1,178,246	1,170,181
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL1P, Cl. A1P(a)	2.54	10/25/2025	250,014	248,386
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KW02, Cl. A1(a)	2.90	4/25/2026	103,839	103,037
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. X2FX, Cl. A2(a)	2.41	9/25/2025	158,244	157,333
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2017- SB41, Cl. A10F(a)	2.94	9/25/2027	1,409,873	1,359,009
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2018- SB51, Cl. A5H, (1 Month SOFR +0.81%)(a),(b)	5.17	4/25/2038	472,271	469,261
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019- SB67, Cl. A5H, (1 Month SOFR +0.81%)(a),(b)	5.17	8/25/2039	643,812	640,818
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019- SB68, Cl. A5H, (1 Month SOFR +0.81%)(a),(b)	5.16	8/25/2039	293,749	292,393

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 96.4% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities — 28.1% (continued)
Government National Mortgage Association, Ser. 2011-103, Cl. B	3.74	7/16/2051	331,501	321,584
Government National Mortgage Association, Ser. 2012-142, Cl. BC	2.46	3/16/2049	954,002	886,656
Government National Mortgage Association, Ser. 2012-150, Cl. A	1.90	11/16/2052	527,382	455,633
Government National Mortgage Association, Ser. 2013-105, Cl. A	1.71	2/16/2037	93,003	92,352
Government National Mortgage Association, Ser. 2013-158, Cl. AB	3.02	8/16/2053	1,131,479	1,066,450
Government National Mortgage Association, Ser. 2013-29, Cl. AB	1.77	10/16/2045	59,698	56,793
Government National Mortgage Association, Ser. 2014-82, Cl. VG	2.88	12/16/2046	240,151	237,563
Government National Mortgage Association, Ser. 2015-188, Cl. VD	2.50	3/16/2032	304,176	289,796
Government National Mortgage Association, Ser. 2017-70, Cl. A	2.50	10/16/2057	7,278	7,249
Government National Mortgage Association, Ser. 2017-94, Cl. AK	2.40	5/16/2051	1,030,639	952,741
Government National Mortgage Association, Ser. 2018-123, Cl. D	3.10	1/16/2059	1,079,505	1,033,887
Government National Mortgage Association, Ser. 2018-149, Cl. A	3.00	7/16/2048	225,485	216,100
Government National Mortgage Association, Ser. 2019-34, Cl. AL	3.15	5/16/2059	1,131,103	1,095,868
Government National Mortgage Association, Ser. 2019-55, Cl. AE	3.00	12/16/2059	988,319	912,014
Government National Mortgage Association, Ser. 2022-147, Cl. A	2.20	10/16/2062	1,861,677	1,704,154
Government National Mortgage Association, Ser. 2022-3, Cl. AM	1.60	9/16/2051	921,899	760,551
Government National Mortgage Association, Ser. 2022-53, Cl. AE	1.50	4/16/2046	2,601,619	2,317,478
Government National Mortgage Association, Ser. 2022-82, Cl. AC	2.00	5/16/2048	1,812,309	1,634,979
				18,482,266
U.S. Government Agencies Mortgage-Backed — 14.2%
Federal Home Loan Mortgage Corp.:
2.50%, 3/1/2027-12/1/2027(a)			759,235	744,886
3.50%, 10/1/2026-5/1/2027(a)			83,673	82,812
4.50%, 9/1/2026-2/1/2034(a)			100,342	100,994
Federal National Mortgage Association:
1.91%, 9/1/2051, (1 Month SOFR +2.35%)(a),(b)			2,179,617	2,128,537
2.39%, 6/1/2025(a)			12,210	12,174
2.50%, 11/1/2026-3/1/2028(a)			1,069,632	1,047,365
2.95%, 11/1/2025(a)			1,000,000	991,267
3.00%, 1/1/2028(a)			114,547	112,775
3.50%, 2/1/2031(a)			822,272	811,165
4.00%, 7/1/2029-3/1/2034(a)			146,785	145,916
4.63%, 11/1/2049, (1 Month RFUCCT1Y +1.61%)(a),(b)			950,874	977,993
5.00%, 3/1/2027(a)			1,868	1,870
6.02%, 1/1/2050, (1 Month RFUCCT1Y +1.59%)(a),(b)			606,764	626,503
6.62%, 11/1/2049, (1 Month RFUCCT1Y +1.61%)(a),(b)			878,197	906,356
7.34%, 9/1/2047, (1 Month RFUCCT1Y +1.62%)(a),(b)			646,111	668,784
Government National Mortgage Association I:
4.00%, 7/15/27			8,343	8,293
Government National Mortgage Association II:
3.50%, 3/20/26			14,897	14,793
				9,382,483
U.S. Treasury Securities — 44.8%
U.S. Treasury Notes	1.50	8/15/2026	2,500,000	2,425,195
U.S. Treasury Notes	3.38	9/15/2027	2,250,000	2,225,698
U.S. Treasury Notes	3.75	8/31/2026	3,250,000	3,237,241
U.S. Treasury Notes(c)	3.75	4/30/2027	2,000,000	1,993,984
U.S. Treasury Notes	3.75	8/15/2027	2,750,000	2,741,836
U.S. Treasury Notes	4.00	12/15/2027	2,000,000	2,006,641
U.S. Treasury Notes	4.00	6/30/2028	3,250,000	3,263,330

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 96.4% (continued)
U.S. Treasury Securities — 44.8% (continued)
U.S. Treasury Notes	4.13	10/31/2026	3,250,000	3,254,317
U.S. Treasury Notes	4.25	3/15/2027	3,250,000	3,267,139
U.S. Treasury Notes	4.38	7/15/2027	2,250,000	2,271,709
U.S. Treasury Notes	4.88	5/31/2026	2,750,000	2,769,087
				29,456,177
Total Bonds and Notes (cost $64,630,252)				63,423,193

	1-Day Yield (%)	Shares
Investment Companies — 3.3%
Registered Investment Companies — 3.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $2,139,809)	4.42	2,139,809	2,139,809
Total Investments (cost $66,770,061)		99.7%	65,563,002
Cash and Receivables (Net)		.3%	215,022
Net Assets		100.0%	65,778,024

GO—Government Obligation
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR—Secured Overnight Financing Rate

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(c)
Security, or portion thereof, on loan. At May 31, 2025, the value of the fund’s securities on loan was $1,993,984 and the value of the collateral was
$2,039,877, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Short-Term U.S. Government Securities Fund
May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Municipal Securities	—	250,000	—	250,000
U.S. Government Agencies Collateralized Mortgage Obligations	—	5,852,267	—	5,852,267
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	18,482,266	—	18,482,266
U.S. Government Agencies Mortgage-Backed	—	9,382,483	—	9,382,483
U.S. Treasury Securities	—	29,456,177	—	29,456,177
Investment Companies	2,139,809	—	—	2,139,809
	2,139,809	63,423,193	—	65,563,002

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options, are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At May 31, 2025, accumulated net unrealized depreciation on investments was $1,207,059, consisting of $251,592 gross unrealized appreciation and $1,458,651 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.